COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES
Accounts payable and accrued expenses
Accounts payable:	2024	2023
Related parties (1)	$1,440,695	$1,308,051
General operating	6,687,459	5,904,686
Accrued interest on debt (2)	3,002,630	3,002,630
Credit card balances	148,568	148,568
Accrued payroll and other expenses	2,238,858	1,911,997
Taxes and fees payable	642,640	642,640
Total	$14,160,850	$12,918,573

Accounts payable:	2023	2022
Related parties (1)	$1,308,051	$831,502
General operating	5,288,994	5,395,422
Accrued interest on debt (2)	3,002,630	2,095,955
Credit card balances	148,568	167,517
Accrued payroll and other expenses (3)	1,911,997	951,022
Taxes and fees payable	642,640	642,640
Total	$12,302,880	$10,084,058

Future minimum operating lease payments
2024	8,493,165
2025	503,128
2026	152,853
2027	9,755
2028	3,882
Thereafter	62,117
Total operating lease liabilities	9,224,900
Amount representing interest	(147,670)
Total net present value	$9,077,230

Future minimum lease payments
2024	7,472,499
2025	794,799
2026	266,970
2027	60,440
2028	10,174
Thereafter	62,118
Total operating lease liabilities	8,667,000
Amount representing interest	(210,746)
Total net present value	$8,456,254
2024	$745,865
2025	—
2026	—
2027	---
2028	---
Thereafter	—
Total financing lease liabilities	745,865
Amount representing interest	—
Total future payments (1)	$745,865

Future minimum financing lease payments
2024	$738,847
2025	—
2026	—
2027	---
2028	---
Thereafter	—
Total financing lease liabilities	738,847
Amount representing interest	—
Total future payments (1)	$738,847

Shares to be issued
Convertible Promissory Notes	22,185,151,081
Series A Preferred Stock (1)	79,949,664,121
Series B Preferred Stock	2,588,693
Series D Preferred Stock (2)	630,391,892
Series E Preferred Stock (3)	27,614,959,459
Stock Options and Warrants	129,116,666
130,511,871,912

2023
Convertible Promissory Notes	73,476,125,073
Series A Preferred Stock (1)	175,986,864,598
Series B Preferred Stock	2,588,693
Series D Preferred Stock	923,742,574
Series E Preferred Stock	40,465,485,149
Stock Options and warrants	129,116,666
290,983,922,753